Consolidated Statement of Cash Flows (CAD) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended		52 Months Ended
	Sep. 30, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	(2,591)	(27,631)	(13,761)	(46,111)
Depreciation and accretion	33	340	45	447
Revision to asset retirement obligation		(82)		(82)
Stock based compensation	814	499	1,546	3,043
Impairment of assets	25	23,162	8,497	31,684
Foreign currency exchange gains (losses)	(115)	195	64	176
Change in accounts receivable	48	(10)	21	(52)
Change in prepaid expenditures	(107)	(442)	(35)	(505)
Change in accounts payable and accrued liabilities	227	(63)	(162)	214
TOTAL CASH FLOW FROM OPERATING ACTIVITIES	(1,666)	(4,032)	(3,785)	(11,186)
CASH FLOW FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(5,319)	(13,548)	(46,402)	(81,017)
Investment n KOS Energy Ltd.				(50)
Change in accounts receivable	17	3,200	(3,833)	(633)
Change in prepaid expenditures	(369)	108	258	(96)
Change in accounts payable and accrued liabilities	1,295	(5,661)	4,028	1,081
Reclamation of asset retirement obligation		(130)		29
NET CASH USED BY INVESTING ACTIVITIES	(4,376)	(16,031)	(45,949)	(80,686)
Proceeds from issuance of common stock	61,782			73,872
Proceeds from exercise of warrants	1,296		33,946	40,485
Proceeds from stock options exercised	25	80	101	206
NET CASH FROM BY FINANCING ACTIVITIES	63,103	80	34,047	114,563
Effect of exchange rate on cash and cash equivalents	115	(168)	(2,226)	(2,310)
Net cash increase (decrease) in cash and cash equivalents	57,176	(20,151)	(17,913)	20,381
Cash and cash equivalents at beginning of period	1,269	40,532	58,445
Cash and cash equivalents at end of period	58,445	20,381	40,532	20,381
Supplemental data:
Interest received	42	194	215	605